Quarterly Holdings Report
for
Fidelity® Small Cap Value Fund
April 30, 2023
SCV-NPRT3-0623
1.815774.118
Common Stocks - 98.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.6%
Media - 1.6%
Nexstar Broadcasting Group, Inc. Class A	426,800	74,028,460
CONSUMER DISCRETIONARY - 16.8%
Automobile Components - 1.7%
Adient PLC (a)	2,060,000	76,096,400
Hotels, Restaurants & Leisure - 5.0%
Brinker International, Inc. (a)	1,860,036	74,252,637
Churchill Downs, Inc.	173,371	50,716,219
Light & Wonder, Inc. Class A (a)	1,735,200	104,615,208
		229,584,064
Household Durables - 6.3%
KB Home (b)	3,065,000	134,308,300
Tempur Sealy International, Inc.	3,595,000	134,704,650
Traeger, Inc. (a)(b)(c)	6,605,000	20,079,200
		289,092,150
Specialty Retail - 3.0%
Upbound Group, Inc. (b)(c)	3,155,100	84,114,966
Williams-Sonoma, Inc. (b)	430,100	52,059,304
		136,174,270
Textiles, Apparel & Luxury Goods - 0.8%
Wolverine World Wide, Inc. (b)	2,319,606	38,830,204
TOTAL CONSUMER DISCRETIONARY		769,777,088
CONSUMER STAPLES - 2.0%
Consumer Staples Distribution & Retail - 2.0%
U.S. Foods Holding Corp. (a)(b)	2,376,000	91,238,400
ENERGY - 7.1%
Energy Equipment & Services - 3.4%
Championx Corp.	800,000	21,664,000
Noble Corp. PLC	925,000	35,566,250
TechnipFMC PLC (a)(b)	7,200,000	98,568,000
		155,798,250
Oil, Gas & Consumable Fuels - 3.7%
Antero Resources Corp. (a)	1,287,000	29,588,130
Parkland Corp.	2,215,000	52,234,011
Sitio Royalties Corp.	3,546,403	90,043,172
		171,865,313
TOTAL ENERGY		327,663,563
FINANCIALS - 28.0%
Banks - 11.3%
BOK Financial Corp.	440,000	36,902,800
Cadence Bank	3,570,000	72,185,400
Cullen/Frost Bankers, Inc.	250,000	27,562,500
Eastern Bankshares, Inc.	7,410,100	86,327,665
First Foundation, Inc.	2,281,375	14,349,849
First Interstate Bancsystem, Inc.	2,333,200	59,706,588
Independent Bank Group, Inc.	1,433,469	52,149,602
Synovus Financial Corp.	1,381,700	42,556,360
The Bank of NT Butterfield & Son Ltd.	1,760,000	45,284,800
Trico Bancshares	1,309,400	46,889,614
Webster Financial Corp.	998,829	37,256,322
		521,171,500
Capital Markets - 1.6%
AllianceBernstein Holding LP	1,238,200	43,287,472
Lazard Ltd. Class A (b)	1,029,300	32,217,090
		75,504,562
Consumer Finance - 4.2%
Encore Capital Group, Inc. (a)(b)(c)	1,250,200	64,235,276
FirstCash Holdings, Inc.	1,237,300	127,479,019
		191,714,295
Financial Services - 0.5%
ECN Capital Corp. (b)	9,274,651	21,631,839
Insurance - 10.4%
Assurant, Inc.	541,800	66,711,834
Enstar Group Ltd. (a)	296,049	71,229,389
First American Financial Corp.	1,322,080	76,165,029
Old Republic International Corp.	3,025,100	76,444,277
Primerica, Inc. (b)	442,424	80,746,804
Reinsurance Group of America, Inc.	348,200	49,555,824
Selective Insurance Group, Inc.	580,000	55,871,400
		476,724,557
TOTAL FINANCIALS		1,286,746,753
HEALTH CARE - 6.8%
Biotechnology - 1.6%
ALX Oncology Holdings, Inc. (a)	970,000	5,761,800
Blueprint Medicines Corp. (a)	200,000	10,210,000
Celldex Therapeutics, Inc. (a)	200,000	6,288,000
Cytokinetics, Inc. (a)	295,000	11,033,000
Karuna Therapeutics, Inc. (a)	22,400	4,445,056
Keros Therapeutics, Inc. (a)	305,000	13,528,275
PTC Therapeutics, Inc. (a)	250,000	13,785,000
Vaxcyte, Inc. (a)	257,096	11,011,422
		76,062,553
Health Care Equipment & Supplies - 1.6%
Envista Holdings Corp. (a)	1,920,000	73,900,800
Health Care Providers & Services - 1.8%
Owens & Minor, Inc. (a)	3,082,346	47,899,657
Premier, Inc.	1,000,000	33,330,000
		81,229,657
Pharmaceuticals - 1.8%
Axsome Therapeutics, Inc. (a)	130,000	9,298,900
Enliven Therapeutics, Inc. (a)(b)	430,000	8,187,200
Prestige Brands Holdings, Inc. (a)	710,000	43,686,300
Ventyx Biosciences, Inc. (a)	315,000	11,844,000
Verona Pharma PLC ADR (a)	425,000	8,903,750
		81,920,150
TOTAL HEALTH CARE		313,113,160
INDUSTRIALS - 17.2%
Aerospace & Defense - 1.5%
Curtiss-Wright Corp.	407,000	69,120,810
Building Products - 2.1%
Builders FirstSource, Inc. (a)	242,800	23,010,156
Hayward Holdings, Inc. (a)(b)	6,098,460	73,425,458
		96,435,614
Commercial Services & Supplies - 0.4%
KAR Auction Services, Inc. (a)(b)	1,350,600	18,287,124
Ground Transportation - 0.5%
TFI International, Inc.	84,100	9,065,980
XPO, Inc. (a)	353,600	15,622,048
		24,688,028
Machinery - 1.9%
EnPro Industries, Inc.	497,000	46,852,190
ITT, Inc.	480,000	40,531,200
		87,383,390
Professional Services - 7.3%
ASGN, Inc. (a)	550,000	39,374,500
CACI International, Inc. Class A (a)	145,000	45,431,400
Concentrix Corp.	650,800	62,808,708
First Advantage Corp. (a)(b)	2,430,000	31,249,800
Genpact Ltd.	1,250,000	55,687,500
KBR, Inc.	1,160,000	65,806,800
Science Applications International Corp.	350,000	35,710,500
		336,069,208
Trading Companies & Distributors - 3.5%
Beacon Roofing Supply, Inc. (a)	1,111,000	66,859,980
Univar Solutions, Inc. (a)	2,640,000	93,720,000
		160,579,980
TOTAL INDUSTRIALS		792,564,154
INFORMATION TECHNOLOGY - 3.6%
Communications Equipment - 0.4%
Lumentum Holdings, Inc. (a)	347,369	16,760,554
Electronic Equipment, Instruments & Components - 3.2%
Insight Enterprises, Inc. (a)	588,000	71,118,600
TD SYNNEX Corp.	865,000	77,019,600
		148,138,200
TOTAL INFORMATION TECHNOLOGY		164,898,754
MATERIALS - 5.3%
Chemicals - 2.0%
Tronox Holdings PLC	2,125,000	29,091,250
Valvoline, Inc.	1,820,800	62,908,640
		91,999,890
Construction Materials - 1.5%
RHI Magnesita NV	538,153	15,284,918
Summit Materials, Inc.	1,932,300	52,964,343
		68,249,261
Containers & Packaging - 1.8%
O-I Glass, Inc. (a)	3,800,000	85,386,000
TOTAL MATERIALS		245,635,151
REAL ESTATE - 7.8%
Equity Real Estate Investment Trusts (REITs) - 3.8%
Corporate Office Properties Trust (SBI)	1,320,000	30,214,800
Douglas Emmett, Inc.	3,078,000	39,644,640
LXP Industrial Trust (REIT)	5,850,000	54,990,000
National Storage Affiliates Trust	1,300,000	50,115,000
		174,964,440
Real Estate Management & Development - 4.0%
Anywhere Real Estate, Inc. (a)	4,133,900	26,332,943
Cushman & Wakefield PLC (a)	6,256,679	61,628,288
DIC Asset AG (b)	2,644,638	20,078,332
Jones Lang LaSalle, Inc. (a)	525,000	72,996,000
		181,035,563
TOTAL REAL ESTATE		356,000,003
UTILITIES - 2.3%
Gas Utilities - 2.0%
Brookfield Infrastructure Corp. A Shares (b)	2,168,508	92,378,441
Independent Power and Renewable Electricity Producers - 0.3%
NextEra Energy Partners LP	208,514	11,991,640
TOTAL UTILITIES		104,370,081
TOTAL COMMON STOCKS (Cost $4,485,094,934)		4,526,035,567

Money Market Funds - 7.4%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (d)	21,231,808	21,236,055
Fidelity Securities Lending Cash Central Fund 4.88% (d)(e)	318,961,726	318,993,622
TOTAL MONEY MARKET FUNDS (Cost $340,229,677)		340,229,677

TOTAL INVESTMENT IN SECURITIES - 105.9% (Cost $4,825,324,611)	4,866,265,244
NET OTHER ASSETS (LIABILITIES) - (5.9)%	(270,506,311)
NET ASSETS - 100.0%	4,595,758,933

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	55,623,648	898,763,901	933,151,494	2,069,299	-	-	21,236,055	0.1%
Fidelity Securities Lending Cash Central Fund 4.88%	261,350,857	825,264,254	767,621,489	352,881	-	-	318,993,622	1.0%
Total	316,974,505	1,724,028,155	1,700,772,983	2,422,180	-	-	340,229,677

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Brigham Minerals, Inc. Class A	83,104,155	-	52,421,693	4,945,558	-	(30,682,462)	-
Encore Capital Group, Inc.	90,551,986	-	-	-	-	(26,316,710)	64,235,276
Traeger, Inc.	16,132,850	4,825,050	-	-	-	(878,700)	20,079,200
Upbound Group, Inc.	78,943,150	-	4,710,177	3,286,168	(5,055,615)	14,937,608	84,114,966
Total	268,732,141	4,825,050	57,131,870	8,231,726	(5,055,615)	(42,940,264)	168,429,442

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.